Warrants	12 Months Ended
Oct. 31, 2021
Warrants
Warrants

20.	Warrants

The following table summarizes the warrant activities for the years ended October 31, 2021 and October 31, 2020:

	Number	Weighted Average Exercise Price (CAD$)
Balance - October 31, 2019	27,584,605	0.53
Issued pursuant to private placement (Note 19.8)	5,000,000	0.13
Issued pursuant to private placement (Note 19.8)	10,000,000	0.13
Expired	(17,183)	(14.05)
Cancellation of prior warrants associated with convertible debentures (Note 20.4)	(6,818,182)	0.55
Issuance of new warrants associated with convertible debentures (Note 20.4)	6,818,182	0.16
Consideration warrants for convertible debenture maturity extension (Note 20.4)	1,590,909	0.16
Balance - October 31, 2020	44,158,331	0.33
Issuance pursuant to private placement (Note 19.2)	8,200,000	0.20
Issuance pursuant to the Offering (Note 19.6)	23,162,579	0.30
Expiration of broker warrants	(757,125)	0.44
Expiration of warrants	(17,843,998)	0.55
Balance – October 31, 2021	56,919,787	0.22

As at October 31, 2021, the following warrants were issued and outstanding:

Exercise price (CAD$)	Warrants outstanding	Remaining contractual life (years)	Expiry date
$0.16	8,409,091	0.0	November 1, 2021
0.13	5,000,000	0.3	February 10, 2022
0.13	10,000,000	0.5	May 15, 2022
0.20	8,200,000	1.3	February 5, 2023
0.30	23,162,579	1.3	March 5, 2023
0.44	2,148,117	1.7	June 28, 2023
$0.22	56,919,787	0.9

20.1	Agent Warrants

On March 5, 2021, in connection with the Offering described at Note 19.6, as consideration for the services rendered by the agent (the “Agent”), the Company issued to the Agent an aggregate of 1,127,758 broker warrants of the Company (the “Broker Warrants”) exercisable to acquire 1,127,758 compensation options (the “Compensation Options”) for no additional consideration. As consideration for certain advisory services provided in connection with the Offering, the Company issued to the Agent an aggregate of 113,500 advisory warrants (the “Advisory Warrants”) exercisable to acquire 113,500 Compensation Options for no additional consideration. The Broker Warrants and Advisory Warrants are collectively referred to as the “Agent Warrants.”

Each Compensation Option entitles the holder thereof to purchase one unit of the Company (a “Compensation Unit”) at the Issue Price of CAD$0.225 for a period of twenty-four (24) months. Each Compensation Unit is comprised of one common share and one common share purchase warrant of the Company (a “Compensation Warrant”). Each Compensation Warrant shall entitle the holder thereof to purchase one common share in the capital of the Company at a price of CAD$0.30 for twenty-four (24) months. The following table sets out the Agent Warrants issued and outstanding at October 31, 2021:

Exercise price (CAD$)	Agent Warrants outstanding	Remaining contractual life (years)	Expiry date
$0.225	1,241,258	1.3	March 5, 2023

The fair value of the Agent Warrants of $210,278 was allocated to share capital. The Black-Scholes pricing assumptions used in the valuation of the Agent Warrants were as follows:

○	Expected dividend yield	Nil%

○	Risk-free interest rate	0.92%

○	Expected life of Agent Warrant	2 years

○	Expected life of underlying warrant	1.99 years

○	Expected volatility	100%

During the year ended October 31, 2020, the Company:

20.2	Issued 5,000,000 warrants in February 2020 to subscribers of the offering disclosed in Note 19.8. Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$0.125 per unit for a period of 24 months.

The fair value of the warrants was $138,119 which was the residual value of the offering after the fair value of the shares on the transaction date.

20.3	Issued 10,000,000 warrants in May 2020 to subscribers of the offering disclosed in Note 19.8. Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$0.13 per unit for a period of 24 months.

The fair value of the warrants was $382,069, which was the residual value of the offering after the fair value of the shares on the transaction date.

20.4	Issued 6,818,182 replacement warrants and 1,590,909 warrants (totaling 8,409,091) to the creditors of the July 10, 2020 debt agreement described at Note 15. Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$0.16 with an expiration date of November 1, 2021.

The fair value of the warrants of $424,645 was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil

○	Risk-free interest rate	0.30%

○	Expected life	1.3 years

○	Expected volatility	131%

During the year ended October 31, 2019, the Company:

20.5	Issued 839,790 warrants in exchange for the same amount of Novicius Subco Warrants as disclosed in Note 19.15. Each Novicius Subco Warrant was exercisable into one common share at an exercise price of CAD$0.55 per share for 24 months.

The fair value of the Novicius Subco Warrants of $79,237 was estimated at the grant date based on the Black Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil

○	Risk free interest rate	1.690%

○	Expected life	2.0 months

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

20.6	Issued 1,675,979 warrants in exchange for the same amount of GR Unlimited warrants disclosed in Note 18.2. Each warrant is exercisable into one common share at an exercise price of CAD$0.55 per share for twenty four months.

The fair value of the warrants of $152,798 was estimated at the grant date based on the Black Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil

○	Risk free interest rate	1.690%

○	Expected life	2.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

20.7	Issued 3,771,023 warrants in exchange for the same amount of GR Unlimited warrants disclosed in Note 16.9. Each warrant allows the holder to purchase one common share of the Company at an exercise price of CAD$0.55 per unit for a period of 24 months.

The fair value of the warrants of $360,818 was estimated at the grant date based on the Black Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil

○	Risk free interest rate	1.690%

○	Expected life	2.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

20.8	Issued 6,193,917 warrants in exchange for the same amount of Grown Rogue Canada warrants disclosed in Note 16.9. Each warrant allows the holder to purchase one common share of the Company at an exercise price of CAD$0.55 per unit for a period of 24 months.

The fair value of the warrants of $584,430 was estimated at the grant date based on the Black Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil

○	Risk free interest rate	1.690%

○	Expected life	2.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

20.9	Issued 757,125 broker warrants in exchange for the same amount of Grown Rogue Canada broker warrants disclosed in Note 19.16. Each warrant allows the holder to purchase one unit of the Company at an exercise price of CAD$0.44 per unit for a period of 24 months. Each unit contains one common share of the Company and one warrant entitling the holder to acquire one common share of the Company at an exercise price of CAD$0.55 per unit for a period of 24 months.

The fair value of the GR Broker Warrants of $119,864 was estimated at the grant date based on the Black Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil

○	Risk free interest rate	1.690%

○	Expected life	2.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

20.10	Issued 3,409,091 warrants in exchange for the same amount of Grown Rogue Canada warrants that were issued to subscribers of the GR Unlimited convertible debenture offering during the year ended October 31, 2018. Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$0.55 per unit for a period of 24 months.

The fair value of the warrants of $321,654 was estimated at the grant date based on the Black Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil

○	Risk free interest rate	1.690%

○	Expected life	2.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

20.11	Issued 5,364,089 warrants in exchange for the same amount of Grown Rogue Canada warrants that were issued to certain investors prior to the acquisition of Grown Rogue Canada. Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$0.55 per unit for a period of 24 months.

The fair value of the warrants of $893,646 was estimated at the grant date based on the Black Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil

○	Risk free interest rate	1.690%

○	Expected life	2.0 years

○	Expected volatility	100%*

*	Based on the volatility of comparable publicly traded companies

20.12	Issued 3,409,091 warrants to subscribers of a convertible debenture offering during the year ended October 31, 2018. Each warrant entitled the holder to acquire one common share of the Company at an exercise price of CAD$0.55 per unit for a period of 24 months.

The fair value of the warrants of $376,594 was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil

○	Risk-free interest rate	1.710%

○	Expected life	2.0 years

○	Expected volatility	101%*

*	Based on the volatility of comparable publicly traded companies

20.13	Issued 2,148,117 warrants to finalize a termination agreement (Note 27). Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$0.44 per unit for a period of 48 months. Of these warrants, 859,247 vest immediately, and the remaining 1,288,870 vest upon future activities.

The fair value of the warrants of $193,438 was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil

○	Risk-free interest rate	1.640%

○	Expected life	4.0 years

○	Expected volatility	101%*

*	Based on the volatility of comparable publicly traded companies

The fair value of the warrants that vested of $77,014 have been expensed as an acquisition cost on the statement of loss and comprehensive loss.